UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------


                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/08
                          ---------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                   (GRAPHIC)

                                DECEMBER 31,2008

                 SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                    FRANKLIN
                              CAPITAL GROWTH FUND

                                     GROWTH

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENT (R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

(GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ............     1
SEMIANNUAL REPORT
Franklin Capital Growth Fund ..     3
Performance Summary ...........     6
Your Fund's Expenses ..........     9
Financial Highlights and
   Statement of Investments ...    11
Financial Statements ..........    19
Notes to Financial
   Statements .................    23
Shareholder Information .......    31

Shareholder Letter

Dear Shareholder:

The six-month period ended December 31, 2008, was an extraordinary and stressful time for investors and those of us who have worked in financial markets for many years. During this turbulent period, the U.S. recession deepened as unemployment and foreclosure rates surged. Most stocks and bonds suffered major losses as investors worried about an uncertain future. Although this environment is bound to provoke great concern, we think it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility, such as the stock market crash of 1987. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed semiannual report for Franklin Capital Growth Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

Sign up for EDELIVERY of your Shareholder Report

Shareholders who are registered at franklintempleton.com can receive this report via email by selecting eDelivery options under "My Profile." Not all accounts are eligible for eDelivery.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer -
Investment Management Franklin
Capital Growth Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Franklin Capital Growth Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities that trade on a securities exchange or in the over-the-counter market.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Capital Growth Fund covers the period ended December 31, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Capital Growth Fund - Class A had a -30.73% cumulative total return. Compared with its benchmarks for the same period, the Fund performed better than the Russell 1000(R) Growth Index's -32.31% total return, but underperformed the Standard & Poor's 500 Index's (S&P 500's) -28.48% total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, economic conditions deteriorated. The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and stock markets declined. The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue-chip banks and financial institutions roiled equity markets. Despite government interventions and massive emergency funding, the nation's economic troubles were exacerbated as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices continued to fall. Jobless claims mounted and the unemployment rate rose to 7.2% by period-end.(2)

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.) Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                              Semiannual Report | 3

PORTFOLIO BREAKDOWN

Based on Total Net Assets as of 12/31/08

(BAR CHART)

Information Technology* ....   25.0%
Health Care ................   17.2%
Industrials ................   14.5%
Consumer Staples ...........    9.0%
Consumer Discretionary .....    8.0%
Financials .................    7.9%
Energy .....................    5.8%
Telecommunication Services .    5.4%
Utilities ..................    3.3%
Materials ..................    2.0%
Short-Term Investments &
   Other Net Assets ........    1.9%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Economic growth, as measured by gross domestic product (GDP), fell in the third and fourth quarters at annualized rates of 0.5% and an estimated 3.8%, reflecting a broad-based contraction in consumer spending, falling corporate profits and slowing export growth.

Oil prices soared to a record high in July, rising above $145 per barrel, before dramatically retreating to $45 by period-end. Many other commodities such as agricultural products and precious and base metals followed similar trends. Partially as a result of the steep price corrections, inflation declined significantly late in the review period, and December's inflation rate was an annualized 0.1%.(2) Core inflation, which excludes food and energy costs, rose at a 1.8% annual rate; this level was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2)

A slowing economy and decelerating inflation prompted policymakers to further lower interest rates and enact stimulus plans. During the six months under review, the Fed lowered the federal funds target rate to a range of 0% to 0.25% from 2.00% at the start of the reporting period. The Fed and U.S. Treasury Department also introduced new programs such as the Primary Dealer Credit Facility (PDCF) and the Troubled Asset Relief Program (TARP), which were intended to enhance market liquidity.

Volatility remained high throughout the reporting period but intensified in September as stocks fluctuated wildly and Treasury prices soared. This period was among the worst in history for U.S. stock market performance. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -21.42%, the broader S&P 500 a -28.48% total return, and the technology-heavy NASDAQ Composite Index a -30.89% total return.(3) All sectors lost value, and the materials, energy and financials sectors had the largest declines.

INVESTMENT STRATEGY

We are research-driven, fundamental investors who look for high-quality companies that we believe have sustainable growth characteristics that meet our criteria of growth potential, quality and valuation. We look for companies with attractive market opportunities, strong competitive positions, management strength, and financial strength and invest when we believe the stock does not reflect the growth opportunity.

(3.) Source: (C) 2009 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote (1) for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                             4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, U.K.-based electricity company International Power was a major detractor from the Fund's absolute returns. However, on a sector basis, the Fund's information technology holdings detracted most from performance. Among the key sector positions that hindered the Fund's results were analytical instrument maker Agilent Technologies, Internet networking giant Cisco Systems, diversified software company Adobe Systems, and video game developer and publisher Activision Blizzard. Several of the Fund's energy sector holdings also weighed on the Fund's results such as oilfield technology and services companies Halliburton and Schlumberger and coal producer Peabody Energy. Mexico-based Cemex, the world's largest cement producer, was also a notable detractor in the materials sector during the reporting period. We sold our Cemex position by period-end.

Individual stocks that contributed to absolute Fund performance during the review period included maker of natural sodas and fruit drinks Hansen Natural, European discount airline Ryanair Holdings and third-party logistics company C.H. Robinson Worldwide. Other holdings that performed well for the Fund during the period included Wells Fargo in the financials sector and a convertible position in solar solutions company SunPower.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.

TOP 10 HOLDINGS
12/31/08

COMPANY                               % OF TOTAL
SECTOR/INDUSTRY                       NET ASSETS
---------------                       ----------
Roche Holding AG, ADR (Switzerland)
   HEALTH CARE                           2.7%
Cisco Systems Inc.
   INFORMATION TECHNOLOGY                2.7%
QUALCOMM Inc.
   INFORMATION TECHNOLOGY                2.7%
American Tower Corp., A
   TELECOMMUNICATION SERVICES            2.5%
Precision Castparts Corp.
   INDUSTRIALS                           2.4%
Danaher Corp.
   INDUSTRIALS                           2.4%
The Procter & Gamble Co.
   CONSUMER STAPLES                      2.2%
Berkshire Hathaway Inc., A
   FINANCIALS                            2.0%
Gilead Sciences Inc.
   HEALTH CARE                           2.0%
Schering-Plough Corp.
   HEALTH CARE                           2.0%

(PHOTO OF SERENA PERIN VINTON)


/s/ Serena Perin Vinton
-------------------------------------
Serena Perin Vinton,CFA
Portfolio Manager
Franklin Capital Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 5

Performance Summary as of 12/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKREX)                     CHANGE   12/31/08   6/30/08
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       -$3.55     $7.80     $11.35
DISTRIBUTIONS (7/1/08-12/31/08)
Dividend Income                   $0.0558

CLASS B (SYMBOL: FKEQX)                     CHANGE   12/31/08   6/30/08
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       -$3.33     $7.39     $10.72

CLASS C (SYMBOL: FREQX)                     CHANGE   12/31/08   6/30/08
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       -$3.29     $7.31     $10.60

CLASS R (SYMBOL: FKIRX)                     CHANGE   12/31/08   6/30/08
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       -$3.49     $7.74     $11.23
DISTRIBUTIONS (7/1/08-12/31/08)
Dividend Income                   $0.0191

ADVISOR CLASS (SYMBOL: FEACX)               CHANGE   12/31/08   6/30/08
-----------------------------               ------   --------   -------
Net Asset Value (NAV)                       -$3.61     $7.85     $11.46
DISTRIBUTIONS (7/1/08-12/31/08)
Dividend Income                   $0.0824


                              6 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                              6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                              -------          -------   -------   ---------
Cumulative Total Return(1)            -30.73%          -36.39%   -18.91%      -7.89%
Average Annual Total Return(2)        -34.70%          -40.03%    -5.23%      -1.40%
Value of $10,000 Investment(3)       $ 6,530          $ 5,997   $ 7,644      $8,684
   Total Annual Operating
      Expenses(4)                              0.95%


CLASS B                              6-MONTH          1-YEAR    5-YEAR     10-YEAR
-------                              -------          -------   -------   ---------
Cumulative Total Return(1)            -31.00%          -36.89%   -21.99%     -13.34%
Average Annual Total Return(2)        -33.76%          -39.42%    -5.21%      -1.42%
Value of $10,000 Investment(3)       $ 6,624          $ 6,058   $ 7,654     $ 8,666
   Total Annual Operating
      Expenses(4)                              1.71%

CLASS C                              6-MONTH          1-YEAR    5-YEAR     10-YEAR
-------                              -------          -------   -------   ---------
Cumulative Total Return(1)            -31.04%          -36.93%   -21.97%     -14.65%
Average Annual Total Return(2)        -31.73%          -37.56%    -4.84%      -1.57%
Value of $10,000 Investment(3)       $ 6,827          $ 6,244   $ 7,803     $ 8,535
   Total Annual Operating
      Expenses(4)                              1.71%

                                                                          INCEPTION
CLASS R                              6-MONTH          1-YEAR    5-YEAR    (1/1/02)
-------                              -------          -------   -------   ---------
Cumulative Total Return(1)            -30.89%          -36.64%   -20.04%     -23.28%
Average Annual Total Return(2)        -30.89%          -36.64%    -4.37%      -3.72%
Value of $10,000 Investment(3)       $ 6,911          $ 6,336   $ 7,996     $ 7,672
   Total Annual Operating
      Expenses(4)                              1.21%

ADVISOR CLASS                        6-MONTH          1-YEAR    5-YEAR    10-YEAR
-------------                        -------          -------   -------   --------
Cumulative Total Return(1)            -30.71%          -36.32%   -17.98%    -5.59%
Average Annual Total Return(2)        -30.71%          -36.32%    -3.89%    -0.57%
Value of $10,000 Investment(3)       $ 6,929          $ 6,368   $ 8,202    $9,441
   Total Annual Operating
      Expenses(4)                              0.71%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.


                              Semiannual Report | 7

ENDNOTES

SPECIAL RISKS ARE INVOLVED WITH SIGNIFICANT EXPOSURE TO A PARTICULAR SECTOR, INCLUDING INCREASED SUSCEPTIBILITY RELATED TO ECONOMIC, BUSINESS OR OTHER DEVELOPMENTS AFFECTING THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES TECHNOLOGY STOCKS, A SECTOR THAT HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND CAN ALSO INVEST IN FOREIGN COMPANY STOCKS, WHICH INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND RISKS OF POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                             8 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                              Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/08     VALUE 12/31/08   PERIOD* 7/1/08-12/31/08
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $  692.70              $4.18
Hypothetical (5% return before expenses)         $1,000           $1,020.27              $4.99

CLASS B
Actual                                           $1,000           $  690.00              $7.45
Hypothetical (5% return before expenses)         $1,000           $1,016.38              $8.89

CLASS C
Actual                                           $1,000           $  689.60              $7.45
Hypothetical (5% return before expenses)         $1,000           $1,016.38              $8.89

CLASS R
Actual                                           $1,000           $  691.10              $5.33
Hypothetical (5% return before expenses)         $1,000           $1,018.90              $6.36

ADVISOR CLASS
Actual                                           $1,000           $  692.90              $3.20
Hypothetical (5% return before expenses)         $1,000           $1,021.42              $3.82

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.98%; B: 1.75%; C: 1.75%; R: 1.25%; and
     Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             10 | Semiannual Report

Franklin Capital Growth Fund

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2008  -----------------------------------------------------------------
CLASS A                                            (UNAUDITED)      2008          2007        2006           2005           2004
-------                                        -----------------  --------      --------     --------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ........      $  11.35       $  12.86      $  11.19     $  10.52     $    10.76     $     9.06
                                                   --------       --------      --------     --------     ----------     ----------
Income from investment operations(a):
   Net investment income(b) .................          0.03           0.05          0.04         0.02           0.04           0.01
   Net realized and unrealized gains
      (losses) ..............................         (3.52)         (0.98)         1.84         0.69          (0.28)          1.71
                                                   --------       --------      --------     --------     ----------     ----------
Total from investment operations ............         (3.49)         (0.93)         1.88         0.71          (0.24)          1.72
                                                   --------       --------      --------     --------     ----------     ----------
Less distributions from:
   Net investment income ....................         (0.06)         (0.10)        (0.01)       (0.04)            --          (0.02)
   Net realized gains .......................            --          (0.48)        (0.20)          --             --             --
                                                   --------       --------      --------     --------     ----------     ----------
Total distributions .........................         (0.06)         (0.58)        (0.21)       (0.04)            --          (0.02)
                                                   --------       --------      --------     --------     ----------     ----------
Redemption fees(c, d) .......................            --             --            --           --             --             --
                                                   --------       --------      --------     --------     ----------     ----------
Net asset value, end of period ..............      $   7.80       $  11.35      $  12.86     $  11.19     $    10.52     $    10.76
                                                   ========       ========      ========     ========     ==========     ==========
Total return(e) .............................        (30.73)%        (7.62)%       17.03%        6.74%         (2.23)%        18.95%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses ....................................          0.98%(g)       0.93%(g)      0.92%(g)     0.95%(g)       0.96%(g)       0.96%
Net investment income .......................          0.53%          0.43%         0.38%        0.16%          0.41%          0.06%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........      $454,039       $715,169      $848,648     $907,377     $1,089,510     $1,218,132
Portfolio turnover rate .....................         11.70%         32.38%        29.47%       40.34%         48.24%         51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 11

Franklin Capital Growth Fund

                                                SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2008  -------------------------------------------------------
CLASS B                                           (UNAUDITED)       2008        2007        2006        2005       2004
-------                                        -----------------  -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ........      $ 10.72        $ 12.17     $ 10.67     $ 10.07     $ 10.37     $  8.79
                                                   -------        -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ..........        (0.01)         (0.04)      (0.04)      (0.06)      (0.03)      (0.07)
   Net realized and unrealized gains
      (losses) ..............................        (3.32)         (0.93)       1.74        0.66       (0.27)       1.65
                                                   -------        -------     -------     -------     -------     -------
Total from investment operations ............        (3.33)         (0.97)       1.70        0.60       (0.30)       1.58
                                                   -------        -------     -------     -------     -------     -------
Less distributions from net realized gains ..           --          (0.48)      (0.20)         --          --          --
                                                   -------        -------     -------     -------     -------     -------
Redemption fees(c, d) .......................           --             --          --          --          --          --
                                                   -------        -------     -------     -------     -------     -------
Net asset value, end of period ..............      $  7.39        $ 10.72     $ 12.17     $ 10.67     $ 10.07     $ 10.37
                                                   =======        =======     =======     =======     =======     =======
Total return(e) .............................       (31.00)%        (8.39)%     16.12%       5.96%      (2.89)%     17.97%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses ....................................         1.75%(g)       1.69%(g)    1.69%(g)    1.70%(g)    1.71%(g)    1.71%
Net investment income (loss) ................        (0.24)%        (0.33)%     (0.39)%     (0.59)%     (0.34)%     (0.69)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........      $28,111        $47,700     $63,677     $65,383     $73,734     $83,622
Portfolio turnover rate .....................        11.70%         32.38%      29.47%      40.34%      48.24%      51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Franklin Capital Growth Fund

                                                   SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2008  ------------------------------------------------------------
CLASS C                                              (UNAUDITED)       2008         2007         2006         2005         2004
-------                                           -----------------  --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $ 10.60         $  12.05     $  10.56     $   9.97     $  10.27     $   8.70
                                                     -------         --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) .............       (0.01)           (0.04)       (0.04)       (0.06)       (0.03)       (0.07)
   Net realized and unrealized gains (losses) ..       (3.28)           (0.92)        1.73         0.65        (0.27)        1.64
                                                     -------         --------     --------     --------     --------     --------
Total from investment operations ...............       (3.29)           (0.96)        1.69         0.59        (0.30)        1.57
                                                     -------         --------     --------     --------     --------     --------
Less distributions from:
   Net investment income .......................          --            (0.01)          --           --           --           --
   Net realized gains ..........................          --            (0.48)       (0.20)          --           --           --
                                                     -------         --------     --------     --------     --------     --------
Total distributions ............................          --            (0.49)       (0.20)          --           --           --
                                                     -------         --------     --------     --------     --------     --------
Redemption fees(c, d) ..........................          --               --           --           --           --           --
                                                     -------         --------     --------     --------     --------     --------
Net asset value, end of period .................     $  7.31         $  10.60     $  12.05     $  10.56     $   9.97     $  10.27
                                                     =======         ========     ========     ========     ========     ========
Total return(e) ................................      (31.04)%          (8.34)%      16.20%        5.92%       (2.92)%      18.05%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses .......................................        1.75%(g)         1.69%(g)     1.68%(g)     1.69%(g)     1.71%(g)     1.71%
Net investment income (loss) ...................       (0.24)%          (0.33)%      (0.38)%      (0.58)%      (0.34)%      (0.69)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $68,406         $108,883     $131,399     $134,671     $162,603     $195,559
Portfolio turnover rate ........................       11.70%           32.38%       29.47%       40.34%       48.24%       51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Capital Growth Fund

                                                   SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2008  -------------------------------------------------------
CLASS R                                              (UNAUDITED)       2008        2007        2006        2005       2004
-------                                           -----------------  -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $ 11.23         $ 12.73     $ 11.09     $ 10.44     $ 10.70     $  9.03
                                                     -------         -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) .............        0.01            0.02        0.01       (0.01)       0.02       (0.02)
   Net realized and unrealized gains (losses) ..       (3.48)          (0.98)       1.83        0.68       (0.28)       1.71
                                                     -------         -------     -------     -------     -------     -------
Total from investment operations ...............       (3.47)          (0.96)       1.84        0.67       (0.26)       1.69
                                                     -------         -------     -------     -------     -------     -------
Less distributions from:
   Net investment income .......................       (0.02)          (0.06)         --       (0.02)         --       (0.02)
   Net realized gains ..........................          --           (0.48)      (0.20)         --          --          --
                                                     -------         -------     -------     -------     -------     -------
Total distributions ............................       (0.02)          (0.54)      (0.20)      (0.02)         --       (0.02)
                                                     -------         -------     -------     -------     -------     -------
Redemption fees(c, d) ..........................          --              --          --          --          --          --
                                                     -------         -------     -------     -------     -------     -------
Net asset value, end of period .................     $  7.74         $ 11.23     $ 12.73     $ 11.09     $ 10.44     $ 10.70
                                                     =======         =======     =======     =======     =======     =======
Total return(e) ................................      (30.89)%         (7.89)%     16.78%       6.42%      (2.43)%     18.68%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses .......................................        1.25%(g)        1.19%(g)    1.19%(g)    1.20%(g)    1.21%(g)    1.21%
Net investment income (loss) ...................        0.26%           0.17%       0.11%      (0.09)%      0.16%      (0.19)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $10,981         $19,065     $31,070     $36,295     $39,421     $36,779
Portfolio turnover rate ........................       11.70%          32.38%      29.47%      40.34%      48.24%      51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Capital Growth Fund

                                                   SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2008  ------------------------------------------------------------
ADVISOR CLASS                                        (UNAUDITED)       2008         2007         2006         2005         2004
-------------                                     -----------------  --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $  11.46        $  12.98     $  11.29     $  10.62     $  10.84     $   9.12
                                                     --------        --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) ....................         0.04            0.08         0.08         0.05         0.07         0.03
   Net realized and unrealized gains (losses) ..        (3.57)          (0.99)        1.85         0.69        (0.29)        1.72
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations ...............        (3.53)          (0.91)        1.93         0.74        (0.22)        1.75
                                                     --------        --------     --------     --------     --------     --------
Less distributions from:
   Net investment income .......................        (0.08)          (0.13)       (0.04)       (0.07)          --        (0.03)
   Net realized gains ..........................           --           (0.48)       (0.20)          --           --           --
                                                     --------        --------     --------     --------     --------     --------
Total distributions ............................        (0.08)          (0.61)       (0.24)       (0.07)          --        (0.03)
                                                     --------        --------     --------     --------     --------     --------
Redemption fees(c, d) ..........................           --              --           --           --           --           --
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period .................     $   7.85        $  11.46     $  12.98     $  11.29     $  10.62     $  10.84
                                                     ========        ========     ========     ========     ========     ========
Total return(e) ................................       (30.71)%         (7.40)%      17.35%        6.97%       (2.03)%      19.26%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses .......................................         0.75%(g)        0.69%(g)     0.69%(g)     0.70%(g)     0.71%(g)     0.71%
Net investment income ..........................         0.76%           0.67%        0.61%        0.41%        0.66%        0.31%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $305,792        $442,199     $460,157     $332,849     $319,724     $224,139
Portfolio turnover rate ........................        11.70%          32.38%       29.47%       40.34%       48.24%       51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                     COUNTRY         SHARES          VALUE
                                                  -------------   ------------   ------------
    COMMON STOCKS 97.7%
    CONSUMER DISCRETIONARY 8.0%
    Best Buy Co. Inc. .........................   United States       220,900    $  6,209,499
    Carnival Corp. ............................   United States       564,600      13,731,072
    Harley-Davidson Inc. ......................   United States       555,200       9,421,744
    Lowe's Cos. Inc. ..........................   United States       577,900      12,436,408
    Starwood Hotels & Resorts Worldwide Inc. ..   United States       204,600       3,662,340
    Target Corp. ..............................   United States       328,700      11,350,011
    The Walt Disney Co. .......................   United States       557,290      12,644,910
                                                                                 ------------
                                                                                   69,455,984
                                                                                 ------------

    CONSUMER STAPLES 9.0%
    Bunge Ltd. ................................   United States       211,500      10,949,355
    CVS Caremark Corp. ........................   United States       514,700      14,792,478
(a) Hansen Natural Corp. ......................   United States       473,000      15,859,690
    PepsiCo Inc. ..............................   United States       309,200      16,934,884
    The Procter & Gamble Co. ..................   United States       310,000      19,164,200
                                                                                 ------------
                                                                                   77,700,607
                                                                                 ------------

    ENERGY 5.8%
    Devon Energy Corp. ........................   United States       191,200      12,563,752
(a) FMC Technologies Inc. .....................   United States       153,800       3,665,054
    Halliburton Co. ...........................   United States       458,200       8,330,076
(a) National Oilwell Varco Inc. ...............   United States        79,400       1,940,536
    Occidental Petroleum Corp. ................   United States       136,500       8,188,635
    Peabody Energy Corp. ......................   United States       189,300       4,306,575
    Petroplus Holdings AG .....................    Switzerland        188,400       3,697,785
    Schlumberger Ltd. .........................   United States       182,700       7,733,691
                                                                                 ------------
                                                                                   50,426,104
                                                                                 ------------

    FINANCIALS 7.9%
    AFLAC Inc. ................................   United States       333,300      15,278,472
    American Express Co. ......................   United States       242,300       4,494,665
(a) Berkshire Hathaway Inc., A ................   United States           184      17,774,400
    BlackRock Inc. ............................   United States        92,500      12,408,875
    JPMorgan Chase & Co. ......................   United States       252,400       7,958,172
    Wells Fargo & Co. .........................   United States       374,800      11,049,104
                                                                                 ------------
                                                                                   68,963,688
                                                                                 ------------

    HEALTH CARE 17.2%
    Allergan Inc. .............................   United States       182,900       7,374,528
(a) Celgene Corp. .............................   United States       294,100      16,257,848
    Covidien Ltd. .............................   United States       434,900      15,760,776
(a) Genentech Inc. ............................   United States       205,600      17,046,296
(a) Gilead Sciences Inc. ......................   United States       342,700      17,525,678
    Johnson & Johnson .........................   United States       213,810      12,792,252
    Roche Holding AG, ADR .....................    Switzerland        305,400      23,378,370
    Schering-Plough Corp. .....................   United States     1,021,600      17,397,848
    Teva Pharmaceutical Industries Ltd., ADR...      Israel           332,500      14,154,525
(a) Varian Medical Systems Inc. ...............   United States       223,300       7,824,432
                                                                                 ------------
                                                                                  149,512,553
                                                                                 ------------


                             16 | Semiannual Report

Franklin Capital Growth Fund

                                                     COUNTRY         SHARES          VALUE
                                                  -------------   ------------   ------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIALS 14.1%
    ABB Ltd., ADR .............................    Switzerland         875,300   $ 13,138,253
    C.H. Robinson Worldwide Inc. ..............   United States        267,300     14,709,519
    Danaher Corp. .............................   United States        364,700     20,645,667
    Expeditors International of Washington
       Inc. ...................................   United States        324,200     10,786,134
    FedEx Corp. ...............................   United States        168,000     10,777,200
    General Electric Co. ......................   United States        435,600      7,056,720
    Precision Castparts Corp. .................   United States        350,900     20,871,532
    Rockwell Collins Inc. .....................   United States        195,500      7,642,095
(a) Ryanair Holdings PLC, ADR .................      Ireland           239,200      6,955,936
    United Technologies Corp. .................   United States        176,800      9,476,480
                                                                                 ------------
                                                                                  122,059,536
                                                                                 ------------

    INFORMATION TECHNOLOGY 25.0%
(a) Activision Blizzard Inc. ..................   United States      1,186,800     10,253,952
(a) Adobe Systems Inc. ........................   United States        527,900     11,238,991
(a) Agilent Technologies Inc. .................   United States        861,500     13,465,245
(a) Apple Inc. ................................   United States        148,200     12,648,870
(a) Autodesk Inc. .............................   United States        616,100     12,106,365
(a) Cisco Systems Inc. ........................   United States      1,423,600     23,204,680
(a) FLIR Systems Inc. .........................   United States        454,800     13,953,264
(a) Google Inc., A ............................   United States         36,300     11,167,695
    Harris Corp. ..............................   United States        287,400     10,935,570
    Intel Corp. ...............................   United States        848,800     12,443,408
    MasterCard Inc., A ........................   United States         65,400      9,347,622
    Microsoft Corp. ...........................   United States        520,500     10,118,520
    Nokia Corp., ADR ..........................      Finland           521,900      8,141,640
    Paychex Inc. ..............................   United States        539,900     14,188,572
    QUALCOMM Inc. .............................   United States        647,500     23,199,925
(a) Research In Motion Ltd. ...................      Canada            127,400      5,169,892
    Visa Inc., A ..............................   United States        291,900     15,310,155
                                                                                 ------------
                                                                                  216,894,366
                                                                                 ------------

    MATERIALS 2.0%
    Ecolab Inc. ...............................   United States        333,400     11,719,010
    Goldcorp Inc. .............................      Canada            169,000      5,328,570
                                                                                 ------------
                                                                                   17,047,580
                                                                                 ------------

    TELECOMMUNICATION SERVICES 5.4%
    America Movil SAB de CV, L, ADR ...........      Mexico            259,300      8,035,707
(a) American Tower Corp., A ...................   United States        737,900     21,635,228
(a) MetroPCS Communications Inc. ..............   United States        331,400      4,921,290
    Rogers Communications Inc., B .............      Canada            415,100     12,482,338
                                                                                 ------------
                                                                                   47,074,563
                                                                                 ------------

    UTILITIES 3.3%
    International Power PLC ...................   United Kingdom     3,977,800     13,957,986
    Public Service Enterprise Group Inc. ......   United States        496,400     14,479,988
                                                                                 ------------
                                                                                   28,437,974
                                                                                 ------------
    TOTAL COMMON STOCKS (COST $976,015,225) ...                                   847,572,955
                                                                                 ------------


                             Semiannual Report | 17

Franklin Capital Growth Fund

                                                                                     COUNTRY      PRINCIPAL AMOUNT       VALUE
                                                                                  -------------   ----------------   ------------
    CONVERTIBLE BONDS (COST $3,300,612)
    0.4% INDUSTRIALS 0.4%
    SunPower Corp., cvt., senior bond, 1.25%, 2/15/27 .........................   United States     $  4,840,000     $  3,599,750
                                                                                                                     ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $979,315,837) ....................................................                                       851,172,705
                                                                                                                     ------------

                                                                                                       SHARES
                                                                                                  ----------------
    SHORT TERM INVESTMENTS (COST $14,624,336) 1.7%
    MONEY MARKET FUNDS 1.7%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ......   United States       14,624,336       14,624,336
                                                                                                                     ------------
    TOTAL INVESTMENTS (COST $993,940,173) 99.8% ...............................                                       865,797,041
    OTHER ASSETS, LESS LIABILITIES 0.2% .......................................                                         1,532,041
                                                                                                                     ------------
    NET ASSETS 100.0% .........................................................                                      $867,329,082
                                                                                                                     ============

See Abbreviations on page 30.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

Franklin Capital Growth Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............   $  979,315,837
      Cost - Sweep Money Fund (Note 7) .........       14,624,336
                                                   --------------
      Total cost of investments ................   $  993,940,173
                                                   ==============
      Value - Unaffiliated issuers .............   $  851,172,705
      Value - Sweep Money Fund (Note 7) ........       14,624,336
                                                   --------------
      Total value of investments ...............      865,797,041
   Receivables:
      Investment securities sold ...............        5,453,462
      Capital shares sold ......................          267,259
      Dividends and interest ...................        1,060,477
      Other ....................................          508,929
                                                   --------------
         Total assets ..........................      873,087,168
                                                   --------------
Liabilities:
   Payables:
      Investment securities purchased ..........        2,637,720
      Capital shares redeemed ..................        2,029,415
      Affiliates ...............................          852,167
   Accrued expenses and other liabilities ......          238,784
                                                   --------------
         Total liabilities .....................        5,758,086
                                                   --------------
            Net assets, at value ...............   $  867,329,082
                                                   ==============
Net assets consist of:
   Paid-in capital .............................   $1,079,081,639
   Undistributed net investment income .........          700,083
   Net unrealized appreciation (depreciation) ..     (128,138,887)
   Accumulated net realized gain (loss) ........      (84,313,753)
                                                   --------------
            Net assets, at value ...............   $  867,329,082
                                                   ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Capital Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008 (unaudited)

CLASS A:
   Net assets, at value ........................   $454,038,714
                                                   ------------
   Shares outstanding ..........................     58,246,696
                                                   ------------
   Net asset value per share(a) ................   $       7.80
                                                   ------------
   Maximum offering price per share (net asset
      value per share / 94.25%) ................   $       8.28
                                                   ------------
CLASS B:
   Net assets, at value ........................   $ 28,111,417
                                                   ------------
   Shares outstanding ..........................      3,805,629
                                                   ------------
   Net asset value and maximum offering price
      per share(a) .............................   $       7.39
                                                   ------------
CLASS C:
   Net assets, at value ........................   $ 68,405,822
                                                   ------------
   Shares outstanding ..........................      9,362,590
                                                   ------------
   Net asset value and maximum offering price
      per share(a) .............................   $       7.31
                                                   ------------
CLASS R:
   Net assets, at value ........................   $ 10,980,679
                                                   ------------
   Shares outstanding ..........................      1,418,709
                                                   ------------
   Net asset value and maximum offering price
      per share ................................   $       7.74
                                                   ------------
ADVISOR CLASS:
   Net assets, at value ........................   $305,792,450
                                                   ------------
   Shares outstanding ..........................     38,962,046
                                                   ------------
   Net asset value and maximum offering price
      per share ................................   $       7.85
                                                   ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Capital Growth Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2008 (unaudited)

Investment income:
   Dividends:
      Unaffiliated issuers .....................   $   7,992,371
      Sweep Money Fund (Note 7) ................         244,774
   Interest ....................................           7,446
                                                   -------------
         Total investment income ...............       8,244,591
                                                   -------------
Expenses:
   Management fees (Note 3a) ...................       2,483,039
   Distribution fees: (Note 3c)
      Class A ..................................         670,837
      Class B ..................................         186,807
      Class C ..................................         436,437
      Class R ..................................          35,983
   Transfer agent fees (Note 3e) ...............       1,382,637
   Custodian fees (Note 4) .....................          16,043
   Reports to shareholders .....................          76,720
   Registration and filing fees ................          55,969
   Professional fees ...........................          20,514
   Trustees' fees and expenses .................          43,861
   Other .......................................          16,430
                                                   -------------
         Total expenses ........................       5,425,277
         Expense reductions (Note 4) ...........            (258)
                                                   -------------
            Net expenses .......................       5,425,019
                                                   -------------
               Net investment income ...........       2,819,572
                                                   -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................     (74,192,945)
      Foreign currency transactions ............         (29,609)
                                                   -------------
               Net realized gain (loss) ........     (74,222,554)
                                                   =============
   Net change in unrealized appreciation
      (depreciation) on:
      Investments ..............................    (329,332,179)
      Translation of other assets and
         liabilities denominated in foreign
         currencies ............................           4,599
                                                   -------------
            Net change in unrealized
               appreciation (depreciation) .....    (329,327,580)
                                                   =============
Net realized and unrealized gain (loss) ........    (403,550,134)
                                                   -------------
Net increase (decrease) in net assets resulting
   from operations .............................   $(400,730,562)
                                                   =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Capital Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                              ENDED DECEMBER
                                                                                 31, 2008        YEAR ENDED
                                                                                (UNAUDITED)     JUNE 30, 2008
                                                                              --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................   $    2,819,572   $    6,018,435
      Net realized gain (loss) from investments and foreign currency
         transactions .....................................................      (74,222,554)      14,057,876
      Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in
         foreign  currencies ..............................................     (329,327,580)    (133,458,785)
                                                                              --------------   --------------
            Net increase (decrease) in net assets resulting from
               operations .................................................     (400,730,562)    (113,382,474)
                                                                              --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..........................................................       (3,293,814)      (6,208,331)
         Class C ..........................................................               --          (61,126)
         Class R ..........................................................          (27,270)        (135,308)
         Advisor Class ....................................................       (3,166,492)      (4,624,813)
      Net realized gains:
         Class A ..........................................................               --      (30,913,688)
         Class B ..........................................................               --       (2,353,738)
         Class C ..........................................................               --       (5,108,186)
         Class R ..........................................................               --       (1,092,609)
         Advisor Class ....................................................               --      (17,406,833)
                                                                              --------------   --------------
   Total distributions to shareholders ....................................       (6,487,576)     (67,904,632)
                                                                              --------------   --------------
   Capital share transactions: (Note 2)
      Class A .............................................................      (43,882,076)     (35,263,366)
      Class B .............................................................       (5,581,088)      (8,926,727)
      Class C .............................................................       (7,668,911)      (7,007,650)
      Class R .............................................................       (2,786,345)      (8,866,113)
      Advisor Class .......................................................        1,450,974       39,409,629
                                                                              --------------   --------------
   Total capital share transactions .......................................      (58,467,446)     (20,654,227)
                                                                              --------------   --------------
   Redemption fees ........................................................               97            5,351
                                                                              --------------   --------------
            Net increase (decrease) in net assets .........................     (465,685,487)    (201,935,982)
Net assets:
   Beginning of period ....................................................    1,333,014,569    1,534,950,551
                                                                              --------------   --------------
   End of period ..........................................................   $  867,329,082   $1,333,014,569
                                                                              ==============   ==============
Undistributed net investment income included in net assets:
   End of period ..........................................................   $      700,083   $    4,368,087
                                                                              ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Capital Growth Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new investors effective December 22, 2008.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                             Semiannual Report | 23

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.


                             24 | Semiannual Report

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 25

Franklin Capital Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                       SIX MONTHS ENDED                 YEAR ENDED
                                       DECEMBER 31, 2008              JUNE 30, 2008
                                   -------------------------   ---------------------------
                                      SHARES        AMOUNT        SHARES          AMOUNT
                                   ----------   ------------   -----------   -------------
CLASS A SHARES:
Shares sold ....................    3,456,397   $ 31,350,226     7,852,650   $  96,439,348
   Shares issued in reinvestment
      of distributions .........      418,344      2,953,510     2,691,489      33,535,948
   Shares redeemed .............   (8,622,323)   (78,185,812)  (13,520,869)   (165,238,662)
                                   ----------   ------------   -----------   -------------
   Net increase (decrease) .....   (4,747,582)  $(43,882,076)   (2,976,730)  $ (35,263,366)
                                   ==========   ============   ===========   =============
CLASS B SHARES:
   Shares sold .................      119,255   $    974,862       164,861   $   1,934,352
   Shares issued in reinvestment
      of distributions .........           --             --       185,313       2,188,541
   Shares redeemed .............     (765,270)    (6,555,950)   (1,131,688)    (13,049,620)
                                   ----------   ------------   -----------   -------------
   Net increase (decrease) .....     (646,015)  $ (5,581,088)     (781,514)  $  (8,926,727)
                                   ==========   ============   ===========   =============
CLASS C SHARES:
   Shares sold .................      608,070   $  5,260,866     1,255,021   $  14,447,224
   Shares issued in reinvestment
      of distributions .........           --             --       413,562       4,830,403
   Shares redeemed .............   (1,519,194)   (12,929,777)   (2,303,283)    (26,285,277)
                                   ----------   ------------   -----------   -------------
   Net increase (decrease) .....     (911,124)  $ (7,668,911)     (634,700)  $  (7,007,650)
                                   ==========   ============   ===========   =============
CLASS R SHARES:
   Shares sold .................      137,519   $  1,302,263       399,781   $   4,876,730
   Shares issued in reinvestment
      of distributions .........        3,858         27,044        99,096       1,222,839
   Shares redeemed .............     (420,297)    (4,115,652)   (1,242,731)    (14,965,682)
                                   ----------   ------------   -----------   -------------
   Net increase (decrease) .....     (278,920)  $ (2,786,345)     (743,854)  $  (8,866,113)
                                   ==========   ============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold .................    2,606,292   $ 24,776,372     4,576,153   $  56,184,267
   Shares issued in reinvestment
      of distributions .........      437,250      3,108,849     1,735,854      21,802,329
   Shares redeemed .............   (2,669,922)   (26,434,247)   (3,174,752)    (38,576,967)
                                   ----------   ------------   -----------   -------------
   Net increase (decrease) .....      373,620   $  1,450,974     3,137,255   $  39,409,629
                                   ==========   ============   ===========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
-----------                                                     ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             26 | Semiannual Report

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------   ----------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A.....   0.25%
Class B.....   1.00%
Class C.....   1.00%
Class R.....   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................   $59,246
Contingent deferred sales charges retained ...................   $ 4,650


                             Semiannual Report | 27

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the period ended December 31, 2008, the Fund paid transfer agent fees of $1,382,637, of which $1,052,009 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2009.....   $3,708,341
2010.....    2,955,708
            ----------
            $6,664,049(a)
            ==========

(a) Includes $6,664,049 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 996,999,863
                                             -------------
Unrealized appreciation ..................   $  91,576,455
Unrealized depreciation ..................    (222,779,277)
                                             -------------
Net unrealized appreciation (depreciation)   $(131,202,822)
                                             =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2008, aggregated $126,455,368 and $173,867,772, respectively.


                             28 | Semiannual Report

Franklin Capital Growth Fund

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. UPCOMING ACQUISITIONS/MERGERS

On December 1, 2008, the Board of Trustees for the Franklin Capital Growth Fund approved a proposal to merge Franklin Capital Growth Fund into the Franklin Growth Fund, subject to approval by the shareholders of Franklin Capital Growth Fund.

9. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets carried at fair value:


                                 LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
                               ------------   ----------   ----------   ------------
ASSETS:
   Investments in Securities   $862,197,291   $3,599,750       $--      $865,797,041


                             Semiannual Report | 29

Franklin Capital Growth Fund

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

11. SUBSEQUENT EVENT

On January 23, 2009, the Fund entered into, along with certain other funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), a $725 million senior unsecured syndicated global line of credit ("Global Credit Facility") to provide a source of funds to the Borrowers for temporary and emergency purposes and to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, each Borrower has agreed to pay its proportionate share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt


                             30 | Semiannual Report

Franklin Capital Growth Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 31

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENT (R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.coM

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 S2008 02/09





      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.   N/A


      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND



By /S/JENNIFER J. BOLT
   --------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JENNIFER J. BOLT
   --------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ----------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009